LEASES - Supplemental Cash Flow Information (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows for operating leases	¥ 50,403,567	¥ 50,758,114
Operating cash outflows for finance leases	32,628,104	23,340,016
Financing cash outflows for finance leases	250,935,455	284,089,511
Total cash paid for amounts included in the measurement of lease liabilities:	333,967,126	358,187,641
Lease obligation accrued in exchange for right-of-use assets:
Operating lease liabilities	76,559,666	269,671,708
Finance lease liabilities		937,056,577
Total lease obligation accrued in exchange for right-of-use assets:	¥ 76,559,666	¥ 1,206,728,285
Weighted-average remaining lease term	3 years 7 months 20 days	3 years 6 months 25 days
Weighted-average discount rate	5.86%	5.64%